Property and equipment, net (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	€ 36,339	€ 34,352
Property and equipment, net	17,994	26,682
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	53,516	60,725
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,932	15,295
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,325	22,702
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,619	17,248
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,640	5,480
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 817	€ 309